Average Annual Total Returns - Voya Target Retirement 2030 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2030 Index 1 Yr		Class A S&P Target Date 2030 Index 5 Yrs		Class A S&P Target Date 2030 Index 10 Yrs	Class A S&P Target Date 2030 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2030 Index 1 Yr		Class I S&P Target Date 2030 Index 5 Yrs		Class I S&P Target Date 2030 Index 10 Yrs	Class I S&P Target Date 2030 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2030 Index 1 Yr		Class R S&P Target Date 2030 Index 5 Yrs		Class R S&P Target Date 2030 Index 10 Yrs	Class R S&P Target Date 2030 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2030 Index 1 Yr		Class R6 S&P Target Date 2030 Index 5 Yrs		Class R6 S&P Target Date 2030 Index 10 Yrs	Class R6 S&P Target Date 2030 Index Since Inception
Total	13.43%	5.44%		7.24%	Dec. 21, 2015	20.38%	[1]	7.27%	[1]	[1]	8.54%	[1]	20.69%	6.96%		8.43%	Dec. 20, 2012	19.21%	5.87%		6.85%	12.29%	5.13%		6.16%	20.38%	[1]	7.27%	[1]	[1]	8.54%	[1]	20.03%	6.43%		7.89%	Jun. 01, 2018	20.38%	[1]	7.27%	[1]	[1]	8.54%	[1]	20.66%	6.98%		8.44%	Dec. 21, 2015	20.38%	[1]	7.27%	[1]	[1]	8.54%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.